Schedule III - Real Estate Assets and Accumulated Depreciation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 685,022
Initial cost, land and improvements	1,519,458
Initial cost, buildings and improvements	3,088,652
Costs capitalized subsequent to acquisition, carrying costs	179,231
Carrying amount, land and improvements	1,549,362
Carrying amount, buildings and improvements	3,237,986
Carrying amount, total	4,787,348	$ 4,749,324	$ 4,848,483
Accumulated depreciation	695,591	$ 526,309	$ 393,970
Federal income tax basis	4,800,000
Lakeside Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial cost, land and improvements	3,344
Initial cost, buildings and improvements	5,247
Costs capitalized subsequent to acquisition, carrying costs	732
Carrying amount, land and improvements	3,491
Carrying amount, buildings and improvements	5,832
Carrying amount, total	9,323
Accumulated depreciation	$ 2,754
Date acquired	Nov. 23, 2011
Snow View Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	4,104
Initial cost, buildings and improvements	6,432
Costs capitalized subsequent to acquisition, carrying costs	1,171
Carrying amount, land and improvements	4,326
Carrying amount, buildings and improvements	7,381
Carrying amount, total	11,707
Accumulated depreciation	$ 3,767
Date acquired	Nov. 23, 2011
St. Charles Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	4,090
Initial cost, buildings and improvements	4,399
Costs capitalized subsequent to acquisition, carrying costs	571
Carrying amount, land and improvements	4,228
Carrying amount, buildings and improvements	4,832
Carrying amount, total	9,060
Accumulated depreciation	$ 2,828
Date acquired	Nov. 23, 2011
Burwood Village Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	5,448
Initial cost, buildings and improvements	10,167
Costs capitalized subsequent to acquisition, carrying costs	553
Carrying amount, land and improvements	5,737
Carrying amount, buildings and improvements	10,431
Carrying amount, total	16,169
Accumulated depreciation	$ 4,956
Date acquired	Nov. 23, 2011
Centerpoint
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,404
Initial cost, buildings and improvements	4,361
Costs capitalized subsequent to acquisition, carrying costs	1,426
Carrying amount, land and improvements	2,986
Carrying amount, buildings and improvements	5,205
Carrying amount, total	8,191
Accumulated depreciation	$ 2,422
Date acquired	Nov. 23, 2011
Southampton Village
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,670
Initial cost, buildings and improvements	5,176
Costs capitalized subsequent to acquisition, carrying costs	965
Carrying amount, land and improvements	2,901
Carrying amount, buildings and improvements	5,910
Carrying amount, total	8,811
Accumulated depreciation	$ 2,669
Date acquired	Nov. 23, 2011
Cureton Town Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	6,569
Initial cost, buildings and improvements	6,197
Costs capitalized subsequent to acquisition, carrying costs	2,632
Carrying amount, land and improvements	5,926
Carrying amount, buildings and improvements	9,472
Carrying amount, total	15,398
Accumulated depreciation	$ 4,188
Date acquired	Dec. 29, 2011
Tramway Crossing
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,016
Initial cost, buildings and improvements	3,071
Costs capitalized subsequent to acquisition, carrying costs	886
Carrying amount, land and improvements	2,492
Carrying amount, buildings and improvements	3,481
Carrying amount, total	5,973
Accumulated depreciation	$ 1,944
Date acquired	Feb. 23, 2012
Westin Centre
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,190
Initial cost, buildings and improvements	3,499
Costs capitalized subsequent to acquisition, carrying costs	741
Carrying amount, land and improvements	2,449
Carrying amount, buildings and improvements	3,981
Carrying amount, total	6,430
Accumulated depreciation	$ 2,029
Date acquired	Feb. 23, 2012
Village At Glynn Place
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	5,202
Initial cost, buildings and improvements	6,095
Costs capitalized subsequent to acquisition, carrying costs	625
Carrying amount, land and improvements	5,309
Carrying amount, buildings and improvements	6,612
Carrying amount, total	11,922
Accumulated depreciation	$ 3,805
Date acquired	Apr. 27, 2012
Meadowthorpe Manor Shoppes
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	4,093
Initial cost, buildings and improvements	4,185
Costs capitalized subsequent to acquisition, carrying costs	613
Carrying amount, land and improvements	4,562
Carrying amount, buildings and improvements	4,330
Carrying amount, total	8,892
Accumulated depreciation	$ 2,252
Date acquired	May 09, 2012
Brentwood Commons
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	6,105
Initial cost, buildings and improvements	8,024
Costs capitalized subsequent to acquisition, carrying costs	2,366
Carrying amount, land and improvements	6,306
Carrying amount, buildings and improvements	10,190
Carrying amount, total	16,496
Accumulated depreciation	$ 3,991
Date acquired	Jul. 05, 2012
Sidney Towne Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	1,429
Initial cost, buildings and improvements	3,802
Costs capitalized subsequent to acquisition, carrying costs	1,353
Carrying amount, land and improvements	2,016
Carrying amount, buildings and improvements	4,568
Carrying amount, total	6,584
Accumulated depreciation	$ 2,599
Date acquired	Aug. 02, 2012
Broadway Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 5,614
Initial cost, land and improvements	4,979
Initial cost, buildings and improvements	7,169
Costs capitalized subsequent to acquisition, carrying costs	1,951
Carrying amount, land and improvements	5,808
Carrying amount, buildings and improvements	8,290
Carrying amount, total	14,099
Accumulated depreciation	$ 3,770
Date acquired	Aug. 13, 2012
Baker Hill
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	7,068
Initial cost, buildings and improvements	13,738
Costs capitalized subsequent to acquisition, carrying costs	10,013
Carrying amount, land and improvements	7,664
Carrying amount, buildings and improvements	23,154
Carrying amount, total	30,818
Accumulated depreciation	$ 7,287
Date acquired	Sep. 06, 2012
New Prague Commons
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	3,248
Initial cost, buildings and improvements	6,604
Costs capitalized subsequent to acquisition, carrying costs	1,908
Carrying amount, land and improvements	3,395
Carrying amount, buildings and improvements	8,366
Carrying amount, total	11,761
Accumulated depreciation	$ 3,447
Date acquired	Oct. 12, 2012
Brook Park Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,545
Initial cost, buildings and improvements	7,594
Costs capitalized subsequent to acquisition, carrying costs	773
Carrying amount, land and improvements	2,813
Carrying amount, buildings and improvements	8,099
Carrying amount, total	10,912
Accumulated depreciation	$ 3,377
Date acquired	Oct. 23, 2012
Heron Creek Towne Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	4,062
Initial cost, buildings and improvements	4,082
Costs capitalized subsequent to acquisition, carrying costs	447
Carrying amount, land and improvements	4,163
Carrying amount, buildings and improvements	4,429
Carrying amount, total	8,591
Accumulated depreciation	$ 2,181
Date acquired	Dec. 17, 2012
Quartz Hill Towne Centre
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 11,740
Initial cost, land and improvements	6,352
Initial cost, buildings and improvements	13,529
Costs capitalized subsequent to acquisition, carrying costs	929
Carrying amount, land and improvements	6,663
Carrying amount, buildings and improvements	14,147
Carrying amount, total	20,810
Accumulated depreciation	$ 5,091
Date acquired	Dec. 27, 2012
Village One Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 17,700
Initial cost, land and improvements	5,166
Initial cost, buildings and improvements	18,752
Costs capitalized subsequent to acquisition, carrying costs	633
Carrying amount, land and improvements	5,255
Carrying amount, buildings and improvements	19,296
Carrying amount, total	24,551
Accumulated depreciation	$ 6,308
Date acquired	Dec. 28, 2012
Hilfiker Shopping Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,455
Initial cost, buildings and improvements	4,750
Costs capitalized subsequent to acquisition, carrying costs	89
Carrying amount, land and improvements	2,523
Carrying amount, buildings and improvements	4,771
Carrying amount, total	7,294
Accumulated depreciation	$ 1,753
Date acquired	Dec. 28, 2012
Butler Creek
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	3,925
Initial cost, buildings and improvements	6,129
Costs capitalized subsequent to acquisition, carrying costs	2,931
Carrying amount, land and improvements	4,287
Carrying amount, buildings and improvements	8,698
Carrying amount, total	12,985
Accumulated depreciation	$ 2,928
Date acquired	Jan. 15, 2013
Fairview Oaks
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 6,430
Initial cost, land and improvements	3,563
Initial cost, buildings and improvements	5,266
Costs capitalized subsequent to acquisition, carrying costs	857
Carrying amount, land and improvements	3,925
Carrying amount, buildings and improvements	5,761
Carrying amount, total	9,686
Accumulated depreciation	$ 2,277
Date acquired	Jan. 15, 2013
Grassland Crossing
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	3,680
Initial cost, buildings and improvements	5,791
Costs capitalized subsequent to acquisition, carrying costs	1,033
Carrying amount, land and improvements	3,936
Carrying amount, buildings and improvements	6,568
Carrying amount, total	10,504
Accumulated depreciation	$ 2,790
Date acquired	Jan. 15, 2013
Hamilton Ridge
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	4,772
Initial cost, buildings and improvements	7,168
Costs capitalized subsequent to acquisition, carrying costs	823
Carrying amount, land and improvements	5,035
Carrying amount, buildings and improvements	7,728
Carrying amount, total	12,763
Accumulated depreciation	$ 3,384
Date acquired	Jan. 15, 2013
Mableton Crossing
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	4,426
Initial cost, buildings and improvements	6,413
Costs capitalized subsequent to acquisition, carrying costs	1,458
Carrying amount, land and improvements	4,930
Carrying amount, buildings and improvements	7,367
Carrying amount, total	12,297
Accumulated depreciation	$ 3,076
Date acquired	Jan. 15, 2013
Shops at Westridge
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,788
Initial cost, buildings and improvements	3,901
Costs capitalized subsequent to acquisition, carrying costs	2,038
Carrying amount, land and improvements	2,835
Carrying amount, buildings and improvements	5,892
Carrying amount, total	8,727
Accumulated depreciation	$ 2,104
Date acquired	Jan. 15, 2013
Fairlawn Town Centre
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 20,000
Initial cost, land and improvements	10,398
Initial cost, buildings and improvements	29,005
Costs capitalized subsequent to acquisition, carrying costs	3,638
Carrying amount, land and improvements	11,611
Carrying amount, buildings and improvements	31,430
Carrying amount, total	43,041
Accumulated depreciation	$ 12,819
Date acquired	Jan. 30, 2013
Macland Pointe
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	3,493
Initial cost, buildings and improvements	5,364
Costs capitalized subsequent to acquisition, carrying costs	1,097
Carrying amount, land and improvements	3,878
Carrying amount, buildings and improvements	6,075
Carrying amount, total	9,953
Accumulated depreciation	$ 2,649
Date acquired	Feb. 13, 2013
Kleinwood Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	11,478
Initial cost, buildings and improvements	18,954
Costs capitalized subsequent to acquisition, carrying costs	1,267
Carrying amount, land and improvements	11,850
Carrying amount, buildings and improvements	19,848
Carrying amount, total	31,699
Accumulated depreciation	$ 7,809
Date acquired	Mar. 21, 2013
Murray Landing
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 6,750
Initial cost, land and improvements	3,221
Initial cost, buildings and improvements	6,856
Costs capitalized subsequent to acquisition, carrying costs	1,640
Carrying amount, land and improvements	3,597
Carrying amount, buildings and improvements	8,120
Carrying amount, total	11,717
Accumulated depreciation	$ 2,968
Date acquired	Mar. 21, 2013
Vineyard Shopping Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,761
Initial cost, buildings and improvements	4,221
Costs capitalized subsequent to acquisition, carrying costs	561
Carrying amount, land and improvements	3,028
Carrying amount, buildings and improvements	4,515
Carrying amount, total	7,543
Accumulated depreciation	$ 1,886
Date acquired	Mar. 21, 2013
Lutz Lake Crossing
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,636
Initial cost, buildings and improvements	6,600
Costs capitalized subsequent to acquisition, carrying costs	819
Carrying amount, land and improvements	2,914
Carrying amount, buildings and improvements	7,142
Carrying amount, total	10,055
Accumulated depreciation	$ 2,404
Date acquired	Apr. 04, 2013
Publix at Seven Hills
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,171
Initial cost, buildings and improvements	5,642
Costs capitalized subsequent to acquisition, carrying costs	1,055
Carrying amount, land and improvements	2,493
Carrying amount, buildings and improvements	6,375
Carrying amount, total	8,868
Accumulated depreciation	$ 2,197
Date acquired	Apr. 04, 2013
Hartville Centre
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,069
Initial cost, buildings and improvements	3,691
Costs capitalized subsequent to acquisition, carrying costs	1,785
Carrying amount, land and improvements	2,391
Carrying amount, buildings and improvements	5,155
Carrying amount, total	7,546
Accumulated depreciation	$ 2,048
Date acquired	Apr. 23, 2013
Sunset Shopping Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 15,410
Initial cost, land and improvements	7,933
Initial cost, buildings and improvements	14,939
Costs capitalized subsequent to acquisition, carrying costs	839
Carrying amount, land and improvements	8,019
Carrying amount, buildings and improvements	15,692
Carrying amount, total	23,711
Accumulated depreciation	$ 5,539
Date acquired	May 31, 2013
Savage Town Square
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 9,000
Initial cost, land and improvements	4,106
Initial cost, buildings and improvements	9,409
Costs capitalized subsequent to acquisition, carrying costs	300
Carrying amount, land and improvements	4,357
Carrying amount, buildings and improvements	9,458
Carrying amount, total	13,815
Accumulated depreciation	$ 3,562
Date acquired	Jun. 19, 2013
Glenwood Crossings
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	1,872
Initial cost, buildings and improvements	9,914
Costs capitalized subsequent to acquisition, carrying costs	1,051
Carrying amount, land and improvements	2,336
Carrying amount, buildings and improvements	10,500
Carrying amount, total	12,837
Accumulated depreciation	$ 3,292
Date acquired	Jun. 27, 2013
Shiloh Square Shopping Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	4,685
Initial cost, buildings and improvements	8,729
Costs capitalized subsequent to acquisition, carrying costs	1,978
Carrying amount, land and improvements	4,834
Carrying amount, buildings and improvements	10,558
Carrying amount, total	15,392
Accumulated depreciation	$ 3,419
Date acquired	Jun. 27, 2013
Pavilions at San Mateo
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	6,470
Initial cost, buildings and improvements	18,726
Costs capitalized subsequent to acquisition, carrying costs	1,701
Carrying amount, land and improvements	6,746
Carrying amount, buildings and improvements	20,152
Carrying amount, total	26,897
Accumulated depreciation	$ 6,597
Date acquired	Jun. 27, 2013
Boronda Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 14,750
Initial cost, land and improvements	9,027
Initial cost, buildings and improvements	11,870
Costs capitalized subsequent to acquisition, carrying costs	623
Carrying amount, land and improvements	9,231
Carrying amount, buildings and improvements	12,290
Carrying amount, total	21,521
Accumulated depreciation	$ 4,174
Date acquired	Jul. 03, 2013
Westwoods Shopping Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	3,706
Initial cost, buildings and improvements	11,115
Costs capitalized subsequent to acquisition, carrying costs	694
Carrying amount, land and improvements	4,186
Carrying amount, buildings and improvements	11,328
Carrying amount, total	15,514
Accumulated depreciation	$ 3,914
Date acquired	Aug. 08, 2013
Paradise Crossing
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,204
Initial cost, buildings and improvements	6,064
Costs capitalized subsequent to acquisition, carrying costs	868
Carrying amount, land and improvements	2,490
Carrying amount, buildings and improvements	6,647
Carrying amount, total	9,136
Accumulated depreciation	$ 2,253
Date acquired	Aug. 13, 2013
Contra Loma Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	3,243
Initial cost, buildings and improvements	3,926
Costs capitalized subsequent to acquisition, carrying costs	1,779
Carrying amount, land and improvements	3,845
Carrying amount, buildings and improvements	5,103
Carrying amount, total	8,948
Accumulated depreciation	$ 1,633
Date acquired	Aug. 19, 2013
South Oaks Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	1,938
Initial cost, buildings and improvements	6,634
Costs capitalized subsequent to acquisition, carrying costs	464
Carrying amount, land and improvements	2,112
Carrying amount, buildings and improvements	6,924
Carrying amount, total	9,036
Accumulated depreciation	$ 2,294
Date acquired	Aug. 21, 2013
Yorktown Centre
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	3,736
Initial cost, buildings and improvements	15,396
Costs capitalized subsequent to acquisition, carrying costs	2,173
Carrying amount, land and improvements	4,098
Carrying amount, buildings and improvements	17,207
Carrying amount, total	21,305
Accumulated depreciation	$ 6,652
Date acquired	Aug. 30, 2013
Dyer Town Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 9,023
Initial cost, land and improvements	6,017
Initial cost, buildings and improvements	10,214
Costs capitalized subsequent to acquisition, carrying costs	586
Carrying amount, land and improvements	6,283
Carrying amount, buildings and improvements	10,534
Carrying amount, total	16,817
Accumulated depreciation	$ 3,759
Date acquired	Sep. 04, 2013
East Burnside Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,484
Initial cost, buildings and improvements	5,422
Costs capitalized subsequent to acquisition, carrying costs	137
Carrying amount, land and improvements	2,560
Carrying amount, buildings and improvements	5,484
Carrying amount, total	8,044
Accumulated depreciation	$ 1,499
Date acquired	Sep. 12, 2013
Red Maple Village
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 20,584
Initial cost, land and improvements	9,250
Initial cost, buildings and improvements	19,466
Costs capitalized subsequent to acquisition, carrying costs	439
Carrying amount, land and improvements	9,408
Carrying amount, buildings and improvements	19,747
Carrying amount, total	29,155
Accumulated depreciation	$ 5,542
Date acquired	Sep. 18, 2013
Crystal Beach Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 6,360
Initial cost, land and improvements	2,334
Initial cost, buildings and improvements	7,918
Costs capitalized subsequent to acquisition, carrying costs	661
Carrying amount, land and improvements	2,416
Carrying amount, buildings and improvements	8,498
Carrying amount, total	10,914
Accumulated depreciation	$ 2,751
Date acquired	Sep. 25, 2013
CitiCentre Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	770
Initial cost, buildings and improvements	2,530
Costs capitalized subsequent to acquisition, carrying costs	364
Carrying amount, land and improvements	1,031
Carrying amount, buildings and improvements	2,633
Carrying amount, total	3,664
Accumulated depreciation	$ 954
Date acquired	Oct. 02, 2013
Duck Creek Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	4,612
Initial cost, buildings and improvements	13,007
Costs capitalized subsequent to acquisition, carrying costs	1,683
Carrying amount, land and improvements	5,208
Carrying amount, buildings and improvements	14,094
Carrying amount, total	19,302
Accumulated depreciation	$ 4,477
Date acquired	Oct. 08, 2013
Cahill Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,587
Initial cost, buildings and improvements	5,114
Costs capitalized subsequent to acquisition, carrying costs	683
Carrying amount, land and improvements	2,950
Carrying amount, buildings and improvements	5,433
Carrying amount, total	8,383
Accumulated depreciation	$ 1,909
Date acquired	Oct. 09, 2013
College Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	4,460
Initial cost, buildings and improvements	17,772
Costs capitalized subsequent to acquisition, carrying costs	3,325
Carrying amount, land and improvements	5,107
Carrying amount, buildings and improvements	20,450
Carrying amount, total	25,557
Accumulated depreciation	$ 4,820
Date acquired	Oct. 22, 2013
Courthouse Marketplace
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 11,650
Initial cost, land and improvements	6,130
Initial cost, buildings and improvements	8,061
Costs capitalized subsequent to acquisition, carrying costs	1,147
Carrying amount, land and improvements	6,386
Carrying amount, buildings and improvements	8,952
Carrying amount, total	15,338
Accumulated depreciation	$ 2,983
Date acquired	Oct. 25, 2013
Hastings Marketplace
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	3,980
Initial cost, buildings and improvements	10,045
Costs capitalized subsequent to acquisition, carrying costs	777
Carrying amount, land and improvements	4,397
Carrying amount, buildings and improvements	10,404
Carrying amount, total	14,801
Accumulated depreciation	$ 3,526
Date acquired	Nov. 06, 2013
Coquina Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 6,192
Initial cost, land and improvements	9,458
Initial cost, buildings and improvements	11,770
Costs capitalized subsequent to acquisition, carrying costs	1,117
Carrying amount, land and improvements	9,686
Carrying amount, buildings and improvements	12,658
Carrying amount, total	22,345
Accumulated depreciation	$ 3,780
Date acquired	Nov. 07, 2013
Shoppes of Paradise Lakes
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 5,057
Initial cost, land and improvements	5,811
Initial cost, buildings and improvements	6,020
Costs capitalized subsequent to acquisition, carrying costs	968
Carrying amount, land and improvements	6,072
Carrying amount, buildings and improvements	6,726
Carrying amount, total	12,799
Accumulated depreciation	$ 2,283
Date acquired	Nov. 07, 2013
Collington Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	12,207
Initial cost, buildings and improvements	15,142
Costs capitalized subsequent to acquisition, carrying costs	905
Carrying amount, land and improvements	12,394
Carrying amount, buildings and improvements	15,860
Carrying amount, total	28,254
Accumulated depreciation	$ 4,876
Date acquired	Nov. 21, 2013
Golden Town Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 14,711
Initial cost, land and improvements	7,065
Initial cost, buildings and improvements	10,166
Costs capitalized subsequent to acquisition, carrying costs	1,674
Carrying amount, land and improvements	7,460
Carrying amount, buildings and improvements	11,446
Carrying amount, total	18,905
Accumulated depreciation	$ 3,914
Date acquired	Nov. 22, 2013
Northstar Marketplace
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,810
Initial cost, buildings and improvements	9,204
Costs capitalized subsequent to acquisition, carrying costs	1,090
Carrying amount, land and improvements	2,923
Carrying amount, buildings and improvements	10,182
Carrying amount, total	13,105
Accumulated depreciation	$ 3,318
Date acquired	Nov. 27, 2013
Bear Creek Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	5,677
Initial cost, buildings and improvements	17,611
Costs capitalized subsequent to acquisition, carrying costs	1,614
Carrying amount, land and improvements	5,782
Carrying amount, buildings and improvements	19,120
Carrying amount, total	24,902
Accumulated depreciation	$ 6,231
Date acquired	Dec. 18, 2013
East Side Square
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	394
Initial cost, buildings and improvements	963
Costs capitalized subsequent to acquisition, carrying costs	120
Carrying amount, land and improvements	412
Carrying amount, buildings and improvements	1,065
Carrying amount, total	1,477
Accumulated depreciation	$ 372
Date acquired	Dec. 18, 2013
Flag City Station
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	4,685
Initial cost, buildings and improvements	9,630
Costs capitalized subsequent to acquisition, carrying costs	3,124
Carrying amount, land and improvements	4,851
Carrying amount, buildings and improvements	12,588
Carrying amount, total	17,440
Accumulated depreciation	$ 3,539
Date acquired	Dec. 18, 2013
Hoke Crossing
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	481
Initial cost, buildings and improvements	1,060
Costs capitalized subsequent to acquisition, carrying costs	398
Carrying amount, land and improvements	509
Carrying amount, buildings and improvements	1,430
Carrying amount, total	1,939
Accumulated depreciation	$ 458
Date acquired	Dec. 18, 2013
Southern Hills Crossing
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	778
Initial cost, buildings and improvements	1,481
Costs capitalized subsequent to acquisition, carrying costs	125
Carrying amount, land and improvements	807
Carrying amount, buildings and improvements	1,577
Carrying amount, total	2,384
Accumulated depreciation	$ 623
Date acquired	Dec. 18, 2013
Town and Country Shopping Center - Indiana
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 13,480
Initial cost, land and improvements	7,361
Initial cost, buildings and improvements	16,269
Costs capitalized subsequent to acquisition, carrying costs	458
Carrying amount, land and improvements	7,454
Carrying amount, buildings and improvements	16,634
Carrying amount, total	24,088
Accumulated depreciation	$ 5,707
Date acquired	Dec. 18, 2013
Sulphur Grove
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	553
Initial cost, buildings and improvements	2,142
Costs capitalized subsequent to acquisition, carrying costs	498
Carrying amount, land and improvements	611
Carrying amount, buildings and improvements	2,581
Carrying amount, total	3,192
Accumulated depreciation	$ 682
Date acquired	Dec. 18, 2013
Southgate Shopping Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,434
Initial cost, buildings and improvements	8,358
Costs capitalized subsequent to acquisition, carrying costs	892
Carrying amount, land and improvements	2,835
Carrying amount, buildings and improvements	8,849
Carrying amount, total	11,684
Accumulated depreciation	$ 3,107
Date acquired	Dec. 20, 2013
Sterling Pointe Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 24,073
Initial cost, land and improvements	7,039
Initial cost, buildings and improvements	20,822
Costs capitalized subsequent to acquisition, carrying costs	1,573
Carrying amount, land and improvements	7,617
Carrying amount, buildings and improvements	21,816
Carrying amount, total	29,433
Accumulated depreciation	$ 6,056
Date acquired	Dec. 20, 2013
Arcadia Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	5,774
Initial cost, buildings and improvements	6,904
Costs capitalized subsequent to acquisition, carrying costs	2,784
Carrying amount, land and improvements	5,946
Carrying amount, buildings and improvements	9,516
Carrying amount, total	15,462
Accumulated depreciation	$ 2,821
Date acquired	Dec. 30, 2013
Stop & Shop Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	8,892
Initial cost, buildings and improvements	15,028
Costs capitalized subsequent to acquisition, carrying costs	1,157
Carrying amount, land and improvements	9,270
Carrying amount, buildings and improvements	15,807
Carrying amount, total	25,077
Accumulated depreciation	$ 5,119
Date acquired	Dec. 30, 2013
Fairacres Shopping Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	3,543
Initial cost, buildings and improvements	5,189
Costs capitalized subsequent to acquisition, carrying costs	786
Carrying amount, land and improvements	3,875
Carrying amount, buildings and improvements	5,643
Carrying amount, total	9,518
Accumulated depreciation	$ 2,163
Date acquired	Jan. 21, 2014
Savoy Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	4,304
Initial cost, buildings and improvements	10,895
Costs capitalized subsequent to acquisition, carrying costs	857
Carrying amount, land and improvements	4,770
Carrying amount, buildings and improvements	11,285
Carrying amount, total	16,056
Accumulated depreciation	$ 4,123
Date acquired	Jan. 31, 2014
The Shops of Uptown
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	7,744
Initial cost, buildings and improvements	16,884
Costs capitalized subsequent to acquisition, carrying costs	1,349
Carrying amount, land and improvements	7,934
Carrying amount, buildings and improvements	18,043
Carrying amount, total	25,977
Accumulated depreciation	$ 4,830
Date acquired	Feb. 25, 2014
Chapel Hill North Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 6,538
Initial cost, land and improvements	4,776
Initial cost, buildings and improvements	10,189
Costs capitalized subsequent to acquisition, carrying costs	1,338
Carrying amount, land and improvements	4,988
Carrying amount, buildings and improvements	11,315
Carrying amount, total	16,303
Accumulated depreciation	$ 3,820
Date acquired	Feb. 28, 2014
Coppell Market Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 11,594
Initial cost, land and improvements	4,870
Initial cost, buildings and improvements	12,236
Costs capitalized subsequent to acquisition, carrying costs	246
Carrying amount, land and improvements	5,024
Carrying amount, buildings and improvements	12,328
Carrying amount, total	17,352
Accumulated depreciation	$ 3,647
Date acquired	Mar. 05, 2014
Winchester Gateway
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	9,342
Initial cost, buildings and improvements	23,468
Costs capitalized subsequent to acquisition, carrying costs	2,088
Carrying amount, land and improvements	9,585
Carrying amount, buildings and improvements	25,313
Carrying amount, total	34,898
Accumulated depreciation	$ 7,399
Date acquired	Mar. 05, 2014
Stonewall Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	7,929
Initial cost, buildings and improvements	16,642
Costs capitalized subsequent to acquisition, carrying costs	962
Carrying amount, land and improvements	7,990
Carrying amount, buildings and improvements	17,544
Carrying amount, total	25,534
Accumulated depreciation	$ 5,250
Date acquired	Mar. 05, 2014
Town Fair Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	8,108
Initial cost, buildings and improvements	14,411
Costs capitalized subsequent to acquisition, carrying costs	5,435
Carrying amount, land and improvements	8,731
Carrying amount, buildings and improvements	19,223
Carrying amount, total	27,954
Accumulated depreciation	$ 5,791
Date acquired	Mar. 12, 2014
Villages at Eagles Landing
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 1,173
Initial cost, land and improvements	2,824
Initial cost, buildings and improvements	5,515
Costs capitalized subsequent to acquisition, carrying costs	1,114
Carrying amount, land and improvements	3,365
Carrying amount, buildings and improvements	6,089
Carrying amount, total	9,453
Accumulated depreciation	$ 2,286
Date acquired	Mar. 13, 2014
Champions Gate Village
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	1,814
Initial cost, buildings and improvements	6,060
Costs capitalized subsequent to acquisition, carrying costs	266
Carrying amount, land and improvements	1,916
Carrying amount, buildings and improvements	6,224
Carrying amount, total	8,140
Accumulated depreciation	$ 2,147
Date acquired	Mar. 14, 2014
Towne Centre at Wesley Chapel
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,466
Initial cost, buildings and improvements	5,553
Costs capitalized subsequent to acquisition, carrying costs	566
Carrying amount, land and improvements	2,703
Carrying amount, buildings and improvements	5,882
Carrying amount, total	8,585
Accumulated depreciation	$ 1,874
Date acquired	Mar. 14, 2014
Statler Square
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 7,096
Initial cost, land and improvements	4,108
Initial cost, buildings and improvements	9,072
Costs capitalized subsequent to acquisition, carrying costs	901
Carrying amount, land and improvements	4,555
Carrying amount, buildings and improvements	9,525
Carrying amount, total	14,081
Accumulated depreciation	$ 3,298
Date acquired	Mar. 21, 2014
Burbank Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,972
Initial cost, buildings and improvements	4,546
Costs capitalized subsequent to acquisition, carrying costs	3,925
Carrying amount, land and improvements	3,580
Carrying amount, buildings and improvements	7,863
Carrying amount, total	11,443
Accumulated depreciation	$ 2,352
Date acquired	Mar. 25, 2014
Hamilton Village
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	12,682
Initial cost, buildings and improvements	19,103
Costs capitalized subsequent to acquisition, carrying costs	2,305
Carrying amount, land and improvements	12,635
Carrying amount, buildings and improvements	21,455
Carrying amount, total	34,090
Accumulated depreciation	$ 7,417
Date acquired	Apr. 03, 2014
Waynesboro Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	5,597
Initial cost, buildings and improvements	8,334
Costs capitalized subsequent to acquisition, carrying costs	145
Carrying amount, land and improvements	5,670
Carrying amount, buildings and improvements	8,406
Carrying amount, total	14,076
Accumulated depreciation	$ 2,903
Date acquired	Apr. 30, 2014
Southwest Marketplace
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	16,019
Initial cost, buildings and improvements	11,270
Costs capitalized subsequent to acquisition, carrying costs	2,920
Carrying amount, land and improvements	16,102
Carrying amount, buildings and improvements	14,108
Carrying amount, total	30,209
Accumulated depreciation	$ 4,600
Date acquired	May 05, 2014
Hampton Village
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	5,456
Initial cost, buildings and improvements	7,254
Costs capitalized subsequent to acquisition, carrying costs	3,926
Carrying amount, land and improvements	5,949
Carrying amount, buildings and improvements	10,688
Carrying amount, total	16,636
Accumulated depreciation	$ 3,539
Date acquired	May 21, 2014
Central Station
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 12,095
Initial cost, land and improvements	6,143
Initial cost, buildings and improvements	6,932
Costs capitalized subsequent to acquisition, carrying costs	2,394
Carrying amount, land and improvements	6,454
Carrying amount, buildings and improvements	9,014
Carrying amount, total	15,469
Accumulated depreciation	$ 2,881
Date acquired	May 23, 2014
Kirkwood Market Place
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	5,786
Initial cost, buildings and improvements	9,697
Costs capitalized subsequent to acquisition, carrying costs	997
Carrying amount, land and improvements	5,958
Carrying amount, buildings and improvements	10,522
Carrying amount, total	16,480
Accumulated depreciation	$ 3,070
Date acquired	May 23, 2014
Fairview Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,786
Initial cost, buildings and improvements	8,500
Costs capitalized subsequent to acquisition, carrying costs	306
Carrying amount, land and improvements	2,955
Carrying amount, buildings and improvements	8,638
Carrying amount, total	11,593
Accumulated depreciation	$ 2,346
Date acquired	May 27, 2014
Broadway Promenade
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	3,831
Initial cost, buildings and improvements	6,795
Costs capitalized subsequent to acquisition, carrying costs	339
Carrying amount, land and improvements	3,911
Carrying amount, buildings and improvements	7,054
Carrying amount, total	10,965
Accumulated depreciation	$ 1,972
Date acquired	May 28, 2014
Townfair Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	7,007
Initial cost, buildings and improvements	13,233
Costs capitalized subsequent to acquisition, carrying costs	1,246
Carrying amount, land and improvements	7,206
Carrying amount, buildings and improvements	14,281
Carrying amount, total	21,487
Accumulated depreciation	$ 4,777
Date acquired	May 29, 2014
St. Johns Commons
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	1,599
Initial cost, buildings and improvements	10,387
Costs capitalized subsequent to acquisition, carrying costs	643
Carrying amount, land and improvements	1,773
Carrying amount, buildings and improvements	10,856
Carrying amount, total	12,629
Accumulated depreciation	$ 3,026
Date acquired	May 30, 2014
Heath Brook Commons
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 6,930
Initial cost, land and improvements	3,470
Initial cost, buildings and improvements	8,352
Costs capitalized subsequent to acquisition, carrying costs	772
Carrying amount, land and improvements	3,690
Carrying amount, buildings and improvements	8,905
Carrying amount, total	12,595
Accumulated depreciation	$ 2,625
Date acquired	May 30, 2014
Park View Square
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	5,700
Initial cost, buildings and improvements	9,304
Costs capitalized subsequent to acquisition, carrying costs	550
Carrying amount, land and improvements	5,819
Carrying amount, buildings and improvements	9,735
Carrying amount, total	15,554
Accumulated depreciation	$ 2,876
Date acquired	May 30, 2014
The Orchards
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	5,425
Initial cost, buildings and improvements	8,743
Costs capitalized subsequent to acquisition, carrying costs	511
Carrying amount, land and improvements	5,739
Carrying amount, buildings and improvements	8,940
Carrying amount, total	14,679
Accumulated depreciation	$ 2,788
Date acquired	Jun. 03, 2014
Shaw's Plaza Hanover
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,826
Initial cost, buildings and improvements	5,314
Costs capitalized subsequent to acquisition, carrying costs	10
Carrying amount, land and improvements	2,826
Carrying amount, buildings and improvements	5,324
Carrying amount, total	8,150
Accumulated depreciation	$ 1,588
Date acquired	Jun. 23, 2014
Shaw's Plaza Easton
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	5,520
Initial cost, buildings and improvements	7,173
Costs capitalized subsequent to acquisition, carrying costs	621
Carrying amount, land and improvements	5,877
Carrying amount, buildings and improvements	7,438
Carrying amount, total	13,315
Accumulated depreciation	$ 2,511
Date acquired	Jun. 23, 2014
Lynnwood Place
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	3,341
Initial cost, buildings and improvements	4,826
Costs capitalized subsequent to acquisition, carrying costs	815
Carrying amount, land and improvements	3,620
Carrying amount, buildings and improvements	5,362
Carrying amount, total	8,982
Accumulated depreciation	$ 1,881
Date acquired	Jul. 28, 2014
Thompson Valley Towne Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	5,758
Initial cost, buildings and improvements	17,387
Costs capitalized subsequent to acquisition, carrying costs	1,499
Carrying amount, land and improvements	6,153
Carrying amount, buildings and improvements	18,492
Carrying amount, total	24,645
Accumulated depreciation	$ 5,240
Date acquired	Aug. 01, 2014
Lumina Commons
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 7,165
Initial cost, land and improvements	2,008
Initial cost, buildings and improvements	11,249
Costs capitalized subsequent to acquisition, carrying costs	1,171
Carrying amount, land and improvements	2,093
Carrying amount, buildings and improvements	12,335
Carrying amount, total	14,428
Accumulated depreciation	$ 3,036
Date acquired	Aug. 04, 2014
Driftwood Village
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	6,811
Initial cost, buildings and improvements	12,993
Costs capitalized subsequent to acquisition, carrying costs	1,590
Carrying amount, land and improvements	7,451
Carrying amount, buildings and improvements	13,942
Carrying amount, total	21,394
Accumulated depreciation	$ 3,859
Date acquired	Aug. 07, 2014
French Golden Gate
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,599
Initial cost, buildings and improvements	12,877
Costs capitalized subsequent to acquisition, carrying costs	1,803
Carrying amount, land and improvements	2,856
Carrying amount, buildings and improvements	14,422
Carrying amount, total	17,279
Accumulated depreciation	$ 3,771
Date acquired	Aug. 28, 2014
Orchard Square
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 5,903
Initial cost, land and improvements	1,361
Initial cost, buildings and improvements	11,550
Costs capitalized subsequent to acquisition, carrying costs	549
Carrying amount, land and improvements	1,609
Carrying amount, buildings and improvements	11,851
Carrying amount, total	13,460
Accumulated depreciation	$ 3,306
Date acquired	Sep. 08, 2014
Trader Joe's Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 6,745
Initial cost, land and improvements	2,338
Initial cost, buildings and improvements	7,922
Costs capitalized subsequent to acquisition, carrying costs	1,806
Carrying amount, land and improvements	2,757
Carrying amount, buildings and improvements	9,309
Carrying amount, total	12,066
Accumulated depreciation	$ 2,713
Date acquired	Sep. 11, 2014
Palmetto Pavilion
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,509
Initial cost, buildings and improvements	8,526
Costs capitalized subsequent to acquisition, carrying costs	950
Carrying amount, land and improvements	3,208
Carrying amount, buildings and improvements	8,777
Carrying amount, total	11,985
Accumulated depreciation	$ 2,353
Date acquired	Sep. 11, 2014
Five Town Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	8,912
Initial cost, buildings and improvements	19,635
Costs capitalized subsequent to acquisition, carrying costs	6,344
Carrying amount, land and improvements	10,029
Carrying amount, buildings and improvements	24,862
Carrying amount, total	34,891
Accumulated depreciation	$ 8,480
Date acquired	Sep. 24, 2014
Fairfield Crossing
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	3,572
Initial cost, buildings and improvements	10,026
Costs capitalized subsequent to acquisition, carrying costs	113
Carrying amount, land and improvements	3,612
Carrying amount, buildings and improvements	10,099
Carrying amount, total	13,711
Accumulated depreciation	$ 2,909
Date acquired	Oct. 24, 2014
Beavercreek Towne Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	14,055
Initial cost, buildings and improvements	30,799
Costs capitalized subsequent to acquisition, carrying costs	2,939
Carrying amount, land and improvements	14,911
Carrying amount, buildings and improvements	32,883
Carrying amount, total	47,794
Accumulated depreciation	$ 9,886
Date acquired	Oct. 24, 2014
Grayson Village
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	3,952
Initial cost, buildings and improvements	5,620
Costs capitalized subsequent to acquisition, carrying costs	2,052
Carrying amount, land and improvements	4,114
Carrying amount, buildings and improvements	7,510
Carrying amount, total	11,624
Accumulated depreciation	$ 2,725
Date acquired	Oct. 24, 2014
The Fresh Market Commons
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,442
Initial cost, buildings and improvements	4,941
Costs capitalized subsequent to acquisition, carrying costs	128
Carrying amount, land and improvements	2,457
Carrying amount, buildings and improvements	5,054
Carrying amount, total	7,511
Accumulated depreciation	$ 1,518
Date acquired	Oct. 28, 2014
Claremont Village
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	5,635
Initial cost, buildings and improvements	10,544
Costs capitalized subsequent to acquisition, carrying costs	1,094
Carrying amount, land and improvements	5,854
Carrying amount, buildings and improvements	11,420
Carrying amount, total	17,273
Accumulated depreciation	$ 3,189
Date acquired	Nov. 06, 2014
Cherry Hill Marketplace
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	4,641
Initial cost, buildings and improvements	10,137
Costs capitalized subsequent to acquisition, carrying costs	2,740
Carrying amount, land and improvements	5,140
Carrying amount, buildings and improvements	12,378
Carrying amount, total	17,518
Accumulated depreciation	$ 4,035
Date acquired	Dec. 17, 2014
Nor'Wood Shopping Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	5,358
Initial cost, buildings and improvements	6,684
Costs capitalized subsequent to acquisition, carrying costs	556
Carrying amount, land and improvements	5,446
Carrying amount, buildings and improvements	7,152
Carrying amount, total	12,598
Accumulated depreciation	$ 2,561
Date acquired	Jan. 08, 2015
Sunburst Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	3,435
Initial cost, buildings and improvements	6,041
Costs capitalized subsequent to acquisition, carrying costs	1,176
Carrying amount, land and improvements	3,583
Carrying amount, buildings and improvements	7,069
Carrying amount, total	10,652
Accumulated depreciation	$ 2,537
Date acquired	Feb. 11, 2015
Rivermont Station
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	6,876
Initial cost, buildings and improvements	8,916
Costs capitalized subsequent to acquisition, carrying costs	1,888
Carrying amount, land and improvements	7,169
Carrying amount, buildings and improvements	10,511
Carrying amount, total	17,680
Accumulated depreciation	$ 4,225
Date acquired	Feb. 27, 2015
Breakfast Point Marketplace
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	5,578
Initial cost, buildings and improvements	12,052
Costs capitalized subsequent to acquisition, carrying costs	791
Carrying amount, land and improvements	6,010
Carrying amount, buildings and improvements	12,411
Carrying amount, total	18,421
Accumulated depreciation	$ 3,497
Date acquired	Mar. 13, 2015
Falcon Valley
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	3,131
Initial cost, buildings and improvements	6,873
Costs capitalized subsequent to acquisition, carrying costs	278
Carrying amount, land and improvements	3,375
Carrying amount, buildings and improvements	6,908
Carrying amount, total	10,283
Accumulated depreciation	$ 2,150
Date acquired	Mar. 13, 2015
Kohl's Onalaska
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,670
Initial cost, buildings and improvements	5,648
Costs capitalized subsequent to acquisition, carrying costs	0
Carrying amount, land and improvements	2,670
Carrying amount, buildings and improvements	5,648
Carrying amount, total	8,317
Accumulated depreciation	$ 1,931
Date acquired	Mar. 13, 2015
Coronado Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 11,560
Initial cost, land and improvements	4,396
Initial cost, buildings and improvements	16,460
Costs capitalized subsequent to acquisition, carrying costs	3,765
Carrying amount, land and improvements	4,687
Carrying amount, buildings and improvements	19,934
Carrying amount, total	24,621
Accumulated depreciation	$ 4,471
Date acquired	May 01, 2015
West Creek Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 5,529
Initial cost, land and improvements	3,459
Initial cost, buildings and improvements	6,131
Costs capitalized subsequent to acquisition, carrying costs	286
Carrying amount, land and improvements	3,513
Carrying amount, buildings and improvements	6,362
Carrying amount, total	9,876
Accumulated depreciation	$ 1,605
Date acquired	Jul. 10, 2015
Northwoods Crossing
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	10,092
Initial cost, buildings and improvements	14,437
Costs capitalized subsequent to acquisition, carrying costs	325
Carrying amount, land and improvements	10,278
Carrying amount, buildings and improvements	14,576
Carrying amount, total	24,854
Accumulated depreciation	$ 5,306
Date acquired	May 24, 2016
Murphy Marketplace
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	28,652
Initial cost, buildings and improvements	33,122
Costs capitalized subsequent to acquisition, carrying costs	1,451
Carrying amount, land and improvements	28,988
Carrying amount, buildings and improvements	34,237
Carrying amount, total	63,225
Accumulated depreciation	$ 7,281
Date acquired	Jun. 24, 2016
Harbour Village
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	5,630
Initial cost, buildings and improvements	16,727
Costs capitalized subsequent to acquisition, carrying costs	1,319
Carrying amount, land and improvements	6,032
Carrying amount, buildings and improvements	17,644
Carrying amount, total	23,676
Accumulated depreciation	$ 3,602
Date acquired	Sep. 22, 2016
Oak Mill Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 1,059
Initial cost, land and improvements	6,843
Initial cost, buildings and improvements	13,692
Costs capitalized subsequent to acquisition, carrying costs	1,192
Carrying amount, land and improvements	7,403
Carrying amount, buildings and improvements	14,324
Carrying amount, total	21,726
Accumulated depreciation	$ 4,227
Date acquired	Oct. 03, 2016
Southern Palms
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 23,207
Initial cost, land and improvements	10,025
Initial cost, buildings and improvements	24,346
Costs capitalized subsequent to acquisition, carrying costs	2,078
Carrying amount, land and improvements	10,494
Carrying amount, buildings and improvements	25,956
Carrying amount, total	36,450
Accumulated depreciation	$ 6,380
Date acquired	Oct. 26, 2016
Golden Eagle Village
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 7,094
Initial cost, land and improvements	3,746
Initial cost, buildings and improvements	7,735
Costs capitalized subsequent to acquisition, carrying costs	329
Carrying amount, land and improvements	3,822
Carrying amount, buildings and improvements	7,988
Carrying amount, total	11,810
Accumulated depreciation	$ 1,744
Date acquired	Oct. 27, 2016
Atwater Marketplace
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	6,116
Initial cost, buildings and improvements	7,597
Costs capitalized subsequent to acquisition, carrying costs	526
Carrying amount, land and improvements	6,299
Carrying amount, buildings and improvements	7,941
Carrying amount, total	14,240
Accumulated depreciation	$ 1,939
Date acquired	Feb. 10, 2017
Rocky Ridge Town Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 20,679
Initial cost, land and improvements	5,449
Initial cost, buildings and improvements	29,207
Costs capitalized subsequent to acquisition, carrying costs	677
Carrying amount, land and improvements	5,618
Carrying amount, buildings and improvements	29,714
Carrying amount, total	35,333
Accumulated depreciation	$ 4,373
Date acquired	Apr. 18, 2017
Greentree Centre
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,955
Initial cost, buildings and improvements	8,718
Costs capitalized subsequent to acquisition, carrying costs	1,062
Carrying amount, land and improvements	3,444
Carrying amount, buildings and improvements	9,291
Carrying amount, total	12,735
Accumulated depreciation	$ 1,680
Date acquired	May 05, 2017
Sierra Del Oro Towne Centre
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 6,849
Initial cost, land and improvements	9,011
Initial cost, buildings and improvements	17,989
Costs capitalized subsequent to acquisition, carrying costs	1,382
Carrying amount, land and improvements	9,250
Carrying amount, buildings and improvements	19,132
Carrying amount, total	28,382
Accumulated depreciation	$ 3,241
Date acquired	Jun. 20, 2017
Ashland Junction
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	4,987
Initial cost, buildings and improvements	6,050
Costs capitalized subsequent to acquisition, carrying costs	(2,982)
Carrying amount, land and improvements	3,741
Carrying amount, buildings and improvements	4,313
Carrying amount, total	8,055
Accumulated depreciation	$ 3
Date acquired	Oct. 04, 2017
Barclay Place Shopping Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	1,984
Initial cost, buildings and improvements	7,174
Costs capitalized subsequent to acquisition, carrying costs	(2,272)
Carrying amount, land and improvements	1,522
Carrying amount, buildings and improvements	5,364
Carrying amount, total	6,886
Accumulated depreciation	$ 416
Date acquired	Oct. 04, 2017
Barnwell Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	1,190
Initial cost, buildings and improvements	1,883
Costs capitalized subsequent to acquisition, carrying costs	18
Carrying amount, land and improvements	1,198
Carrying amount, buildings and improvements	1,893
Carrying amount, total	3,091
Accumulated depreciation	$ 862
Date acquired	Oct. 04, 2017
Birdneck Shopping Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	1,900
Initial cost, buildings and improvements	3,253
Costs capitalized subsequent to acquisition, carrying costs	602
Carrying amount, land and improvements	2,057
Carrying amount, buildings and improvements	3,698
Carrying amount, total	5,755
Accumulated depreciation	$ 889
Date acquired	Oct. 04, 2017
Crossroads Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	1,722
Initial cost, buildings and improvements	2,720
Costs capitalized subsequent to acquisition, carrying costs	658
Carrying amount, land and improvements	2,101
Carrying amount, buildings and improvements	2,999
Carrying amount, total	5,100
Accumulated depreciation	$ 865
Date acquired	Oct. 04, 2017
Dunlop Village
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,420
Initial cost, buildings and improvements	4,892
Costs capitalized subsequent to acquisition, carrying costs	829
Carrying amount, land and improvements	2,593
Carrying amount, buildings and improvements	5,549
Carrying amount, total	8,141
Accumulated depreciation	$ 1,089
Date acquired	Oct. 04, 2017
Edgecombe Square
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	1,412
Initial cost, buildings and improvements	2,258
Costs capitalized subsequent to acquisition, carrying costs	434
Carrying amount, land and improvements	1,485
Carrying amount, buildings and improvements	2,620
Carrying amount, total	4,104
Accumulated depreciation	$ 1,122
Date acquired	Oct. 04, 2017
Emporia West Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	872
Initial cost, buildings and improvements	3,409
Costs capitalized subsequent to acquisition, carrying costs	(415)
Carrying amount, land and improvements	762
Carrying amount, buildings and improvements	3,104
Carrying amount, total	3,865
Accumulated depreciation	$ 294
Date acquired	Oct. 04, 2017
Forest Park Square
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	4,007
Initial cost, buildings and improvements	5,877
Costs capitalized subsequent to acquisition, carrying costs	736
Carrying amount, land and improvements	4,278
Carrying amount, buildings and improvements	6,343
Carrying amount, total	10,621
Accumulated depreciation	$ 1,614
Date acquired	Oct. 04, 2017
Goshen Station
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 3,605
Initial cost, land and improvements	1,555
Initial cost, buildings and improvements	4,621
Costs capitalized subsequent to acquisition, carrying costs	130
Carrying amount, land and improvements	1,649
Carrying amount, buildings and improvements	4,657
Carrying amount, total	6,306
Accumulated depreciation	$ 1,280
Date acquired	Oct. 04, 2017
The Village Shopping Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,363
Initial cost, buildings and improvements	8,325
Costs capitalized subsequent to acquisition, carrying costs	140
Carrying amount, land and improvements	2,098
Carrying amount, buildings and improvements	8,731
Carrying amount, total	10,829
Accumulated depreciation	$ 1,262
Date acquired	Oct. 04, 2017
Heritage Oaks
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 4,839
Initial cost, land and improvements	2,390
Initial cost, buildings and improvements	7,404
Costs capitalized subsequent to acquisition, carrying costs	837
Carrying amount, land and improvements	2,410
Carrying amount, buildings and improvements	8,221
Carrying amount, total	10,631
Accumulated depreciation	$ 1,903
Date acquired	Oct. 04, 2017
Hickory Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 4,780
Initial cost, land and improvements	2,927
Initial cost, buildings and improvements	5,099
Costs capitalized subsequent to acquisition, carrying costs	1,940
Carrying amount, land and improvements	2,961
Carrying amount, buildings and improvements	7,005
Carrying amount, total	9,966
Accumulated depreciation	$ 1,110
Date acquired	Oct. 04, 2017
Highland Fair
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 6,833
Initial cost, land and improvements	3,263
Initial cost, buildings and improvements	7,979
Costs capitalized subsequent to acquisition, carrying costs	466
Carrying amount, land and improvements	3,350
Carrying amount, buildings and improvements	8,358
Carrying amount, total	11,709
Accumulated depreciation	$ 1,334
Date acquired	Oct. 04, 2017
High Point Village
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	3,386
Initial cost, buildings and improvements	7,485
Costs capitalized subsequent to acquisition, carrying costs	(2,392)
Carrying amount, land and improvements	2,507
Carrying amount, buildings and improvements	5,972
Carrying amount, total	8,479
Accumulated depreciation	$ 636
Date acquired	Oct. 04, 2017
Mayfair Village
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 16,398
Initial cost, land and improvements	15,343
Initial cost, buildings and improvements	16,522
Costs capitalized subsequent to acquisition, carrying costs	1,865
Carrying amount, land and improvements	15,527
Carrying amount, buildings and improvements	18,202
Carrying amount, total	33,729
Accumulated depreciation	$ 3,314
Date acquired	Oct. 04, 2017
LaPlata Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 17,860
Initial cost, land and improvements	8,434
Initial cost, buildings and improvements	22,855
Costs capitalized subsequent to acquisition, carrying costs	1,954
Carrying amount, land and improvements	8,657
Carrying amount, buildings and improvements	24,586
Carrying amount, total	33,243
Accumulated depreciation	$ 3,494
Date acquired	Oct. 04, 2017
Lafayette Square
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 7,182
Initial cost, land and improvements	5,387
Initial cost, buildings and improvements	5,636
Costs capitalized subsequent to acquisition, carrying costs	43
Carrying amount, land and improvements	5,373
Carrying amount, buildings and improvements	5,692
Carrying amount, total	11,065
Accumulated depreciation	$ 3,062
Date acquired	Oct. 04, 2017
Landen Square
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,081
Initial cost, buildings and improvements	3,467
Costs capitalized subsequent to acquisition, carrying costs	984
Carrying amount, land and improvements	2,314
Carrying amount, buildings and improvements	4,218
Carrying amount, total	6,532
Accumulated depreciation	$ 1,184
Date acquired	Oct. 04, 2017
Melbourne Village Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	5,418
Initial cost, buildings and improvements	7,280
Costs capitalized subsequent to acquisition, carrying costs	(1,343)
Carrying amount, land and improvements	4,865
Carrying amount, buildings and improvements	6,490
Carrying amount, total	11,355
Accumulated depreciation	$ 824
Date acquired	Oct. 04, 2017
Commerce Square
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	6,027
Initial cost, buildings and improvements	8,341
Costs capitalized subsequent to acquisition, carrying costs	622
Carrying amount, land and improvements	6,287
Carrying amount, buildings and improvements	8,703
Carrying amount, total	14,990
Accumulated depreciation	$ 2,141
Date acquired	Oct. 04, 2017
Upper Deerfield Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	5,073
Initial cost, buildings and improvements	5,882
Costs capitalized subsequent to acquisition, carrying costs	(1,965)
Carrying amount, land and improvements	3,956
Carrying amount, buildings and improvements	5,034
Carrying amount, total	8,990
Accumulated depreciation	$ 834
Date acquired	Oct. 04, 2017
Monfort Heights
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 4,216
Initial cost, land and improvements	2,357
Initial cost, buildings and improvements	3,545
Costs capitalized subsequent to acquisition, carrying costs	9
Carrying amount, land and improvements	2,357
Carrying amount, buildings and improvements	3,554
Carrying amount, total	5,911
Accumulated depreciation	$ 771
Date acquired	Oct. 04, 2017
Mountain Park Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 6,341
Initial cost, land and improvements	6,118
Initial cost, buildings and improvements	6,652
Costs capitalized subsequent to acquisition, carrying costs	339
Carrying amount, land and improvements	6,152
Carrying amount, buildings and improvements	6,957
Carrying amount, total	13,109
Accumulated depreciation	$ 1,227
Date acquired	Oct. 04, 2017
Nordan Shopping Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	1,911
Initial cost, buildings and improvements	6,751
Costs capitalized subsequent to acquisition, carrying costs	655
Carrying amount, land and improvements	2,018
Carrying amount, buildings and improvements	7,299
Carrying amount, total	9,316
Accumulated depreciation	$ 1,600
Date acquired	Oct. 04, 2017
Northside Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	1,406
Initial cost, buildings and improvements	5,471
Costs capitalized subsequent to acquisition, carrying costs	291
Carrying amount, land and improvements	1,416
Carrying amount, buildings and improvements	5,751
Carrying amount, total	7,168
Accumulated depreciation	$ 1,218
Date acquired	Oct. 04, 2017
Park Place Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,347
Initial cost, buildings and improvements	8,458
Costs capitalized subsequent to acquisition, carrying costs	(2,398)
Carrying amount, land and improvements	1,838
Carrying amount, buildings and improvements	6,570
Carrying amount, total	8,407
Accumulated depreciation	$ 465
Date acquired	Oct. 04, 2017
Parkway Station
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	3,416
Initial cost, buildings and improvements	5,309
Costs capitalized subsequent to acquisition, carrying costs	(1,395)
Carrying amount, land and improvements	2,608
Carrying amount, buildings and improvements	4,722
Carrying amount, total	7,330
Accumulated depreciation	$ 596
Date acquired	Oct. 04, 2017
Parsons Village
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 4,744
Initial cost, land and improvements	3,465
Initial cost, buildings and improvements	10,864
Costs capitalized subsequent to acquisition, carrying costs	(4,186)
Carrying amount, land and improvements	2,430
Carrying amount, buildings and improvements	7,713
Carrying amount, total	10,143
Accumulated depreciation	$ 716
Date acquired	Oct. 04, 2017
Portland Village
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	1,408
Initial cost, buildings and improvements	5,235
Costs capitalized subsequent to acquisition, carrying costs	1,134
Carrying amount, land and improvements	1,474
Carrying amount, buildings and improvements	6,303
Carrying amount, total	7,777
Accumulated depreciation	$ 1,150
Date acquired	Oct. 04, 2017
Quail Valley Shopping Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,452
Initial cost, buildings and improvements	11,501
Costs capitalized subsequent to acquisition, carrying costs	(4,209)
Carrying amount, land and improvements	1,595
Carrying amount, buildings and improvements	8,148
Carrying amount, total	9,743
Accumulated depreciation	$ 550
Date acquired	Oct. 04, 2017
Hillside - West
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	691
Initial cost, buildings and improvements	1,739
Costs capitalized subsequent to acquisition, carrying costs	3,870
Carrying amount, land and improvements	4,561
Carrying amount, buildings and improvements	1,739
Carrying amount, total	6,300
Accumulated depreciation	$ 389
Date acquired	Oct. 04, 2017
Rolling Hills Shopping Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 8,336
Initial cost, land and improvements	5,398
Initial cost, buildings and improvements	11,792
Costs capitalized subsequent to acquisition, carrying costs	(2,733)
Carrying amount, land and improvements	4,600
Carrying amount, buildings and improvements	9,857
Carrying amount, total	14,458
Accumulated depreciation	$ 609
Date acquired	Oct. 04, 2017
South Oaks Shopping Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 3,220
Initial cost, land and improvements	1,742
Initial cost, buildings and improvements	5,119
Costs capitalized subsequent to acquisition, carrying costs	104
Carrying amount, land and improvements	1,793
Carrying amount, buildings and improvements	5,172
Carrying amount, total	6,966
Accumulated depreciation	$ 1,817
Date acquired	Oct. 04, 2017
East Pointe Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	7,496
Initial cost, buildings and improvements	11,752
Costs capitalized subsequent to acquisition, carrying costs	(10,072)
Carrying amount, land and improvements	3,681
Carrying amount, buildings and improvements	5,495
Carrying amount, total	9,176
Accumulated depreciation	$ 734
Date acquired	Oct. 04, 2017
Southgate Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	4,246
Initial cost, buildings and improvements	22,752
Costs capitalized subsequent to acquisition, carrying costs	462
Carrying amount, land and improvements	4,272
Carrying amount, buildings and improvements	23,188
Carrying amount, total	27,460
Accumulated depreciation	$ 4,020
Date acquired	Oct. 04, 2017
Summerville Galleria
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	4,104
Initial cost, buildings and improvements	8,668
Costs capitalized subsequent to acquisition, carrying costs	618
Carrying amount, land and improvements	4,449
Carrying amount, buildings and improvements	8,941
Carrying amount, total	13,390
Accumulated depreciation	$ 1,723
Date acquired	Oct. 04, 2017
The Oaks
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	3,876
Initial cost, buildings and improvements	6,668
Costs capitalized subsequent to acquisition, carrying costs	(1,192)
Carrying amount, land and improvements	3,460
Carrying amount, buildings and improvements	5,892
Carrying amount, total	9,352
Accumulated depreciation	$ 1,191
Date acquired	Oct. 04, 2017
Riverplace Centre
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 5,175
Initial cost, land and improvements	3,890
Initial cost, buildings and improvements	4,044
Costs capitalized subsequent to acquisition, carrying costs	770
Carrying amount, land and improvements	4,001
Carrying amount, buildings and improvements	4,703
Carrying amount, total	8,704
Accumulated depreciation	$ 1,341
Date acquired	Oct. 04, 2017
Powell Villa
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	3,364
Initial cost, buildings and improvements	7,318
Costs capitalized subsequent to acquisition, carrying costs	2,768
Carrying amount, land and improvements	3,396
Carrying amount, buildings and improvements	10,054
Carrying amount, total	13,450
Accumulated depreciation	$ 1,689
Date acquired	Oct. 04, 2017
Towne Crossing Shopping Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	5,358
Initial cost, buildings and improvements	15,584
Costs capitalized subsequent to acquisition, carrying costs	1,272
Carrying amount, land and improvements	5,410
Carrying amount, buildings and improvements	16,803
Carrying amount, total	22,213
Accumulated depreciation	$ 2,966
Date acquired	Oct. 04, 2017
Village at Waterford
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 4,173
Initial cost, land and improvements	2,702
Initial cost, buildings and improvements	5,194
Costs capitalized subsequent to acquisition, carrying costs	541
Carrying amount, land and improvements	2,820
Carrying amount, buildings and improvements	5,617
Carrying amount, total	8,437
Accumulated depreciation	$ 1,041
Date acquired	Oct. 04, 2017
Buckingham Square
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,087
Initial cost, buildings and improvements	6,392
Costs capitalized subsequent to acquisition, carrying costs	(551)
Carrying amount, land and improvements	1,913
Carrying amount, buildings and improvements	6,015
Carrying amount, total	7,928
Accumulated depreciation	$ 377
Date acquired	Oct. 04, 2017
Western Square Shopping Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	1,013
Initial cost, buildings and improvements	3,333
Costs capitalized subsequent to acquisition, carrying costs	(2,726)
Carrying amount, land and improvements	308
Carrying amount, buildings and improvements	1,312
Carrying amount, total	1,620
Accumulated depreciation	$ 0
Date acquired	Oct. 04, 2017
Windsor Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,488
Initial cost, buildings and improvements	5,186
Costs capitalized subsequent to acquisition, carrying costs	359
Carrying amount, land and improvements	2,488
Carrying amount, buildings and improvements	5,545
Carrying amount, total	8,032
Accumulated depreciation	$ 1,401
Date acquired	Oct. 04, 2017
12 West Marketplace
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	835
Initial cost, buildings and improvements	3,538
Costs capitalized subsequent to acquisition, carrying costs	110
Carrying amount, land and improvements	945
Carrying amount, buildings and improvements	3,538
Carrying amount, total	4,483
Accumulated depreciation	$ 1,235
Date acquired	Oct. 04, 2017
Orchard Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 788
Initial cost, land and improvements	2,537
Initial cost, buildings and improvements	5,366
Costs capitalized subsequent to acquisition, carrying costs	(3,766)
Carrying amount, land and improvements	1,321
Carrying amount, buildings and improvements	2,816
Carrying amount, total	4,136
Accumulated depreciation	$ 248
Date acquired	Oct. 04, 2017
Willowbrook Commons
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	5,384
Initial cost, buildings and improvements	6,002
Costs capitalized subsequent to acquisition, carrying costs	293
Carrying amount, land and improvements	5,470
Carrying amount, buildings and improvements	6,209
Carrying amount, total	11,678
Accumulated depreciation	$ 1,321
Date acquired	Oct. 04, 2017
Edgewood Towne Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	10,029
Initial cost, buildings and improvements	22,535
Costs capitalized subsequent to acquisition, carrying costs	4,071
Carrying amount, land and improvements	10,375
Carrying amount, buildings and improvements	26,261
Carrying amount, total	36,636
Accumulated depreciation	$ 5,503
Date acquired	Oct. 04, 2017
Everson Pointe
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 7,734
Initial cost, land and improvements	4,222
Initial cost, buildings and improvements	8,421
Costs capitalized subsequent to acquisition, carrying costs	455
Carrying amount, land and improvements	4,360
Carrying amount, buildings and improvements	8,737
Carrying amount, total	13,098
Accumulated depreciation	$ 1,727
Date acquired	Oct. 04, 2017
Gleneagles Court
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	3,892
Initial cost, buildings and improvements	8,157
Costs capitalized subsequent to acquisition, carrying costs	(11,951)
Carrying amount, land and improvements	98
Carrying amount, buildings and improvements	0
Carrying amount, total	98
Accumulated depreciation	$ 0
Date acquired	Oct. 04, 2017
Village Square of Delafield
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 8,257
Initial cost, land and improvements	6,206
Initial cost, buildings and improvements	6,869
Costs capitalized subsequent to acquisition, carrying costs	443
Carrying amount, land and improvements	6,511
Carrying amount, buildings and improvements	7,008
Carrying amount, total	13,519
Accumulated depreciation	$ 1,502
Date acquired	Oct. 04, 2017
Shoppes of Lake Village
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	4,065
Initial cost, buildings and improvements	3,795
Costs capitalized subsequent to acquisition, carrying costs	1,375
Carrying amount, land and improvements	4,110
Carrying amount, buildings and improvements	5,125
Carrying amount, total	9,235
Accumulated depreciation	$ 1,681
Date acquired	Feb. 26, 2018
Sierra Vista Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	9,824
Initial cost, buildings and improvements	11,669
Costs capitalized subsequent to acquisition, carrying costs	1,370
Carrying amount, land and improvements	10,328
Carrying amount, buildings and improvements	12,535
Carrying amount, total	22,863
Accumulated depreciation	$ 1,404
Date acquired	Sep. 28, 2018
Wheat Ridge Marketplace
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 11,399
Initial cost, land and improvements	7,926
Initial cost, buildings and improvements	8,393
Costs capitalized subsequent to acquisition, carrying costs	799
Carrying amount, land and improvements	8,442
Carrying amount, buildings and improvements	8,675
Carrying amount, total	17,117
Accumulated depreciation	$ 1,213
Date acquired	Oct. 03, 2018
Atlantic Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	12,341
Initial cost, buildings and improvements	12,699
Costs capitalized subsequent to acquisition, carrying costs	405
Carrying amount, land and improvements	12,607
Carrying amount, buildings and improvements	12,839
Carrying amount, total	25,446
Accumulated depreciation	$ 1,831
Date acquired	Nov. 09, 2018
Staunton Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	4,818
Initial cost, buildings and improvements	14,380
Costs capitalized subsequent to acquisition, carrying costs	31
Carrying amount, land and improvements	4,832
Carrying amount, buildings and improvements	14,396
Carrying amount, total	19,229
Accumulated depreciation	$ 1,340
Date acquired	Nov. 16, 2018
Bethany Village
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	6,138
Initial cost, buildings and improvements	8,355
Costs capitalized subsequent to acquisition, carrying costs	321
Carrying amount, land and improvements	6,145
Carrying amount, buildings and improvements	8,668
Carrying amount, total	14,813
Accumulated depreciation	$ 992
Date acquired	Nov. 16, 2018
Northpark Village
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	3,087
Initial cost, buildings and improvements	6,047
Costs capitalized subsequent to acquisition, carrying costs	103
Carrying amount, land and improvements	3,102
Carrying amount, buildings and improvements	6,135
Carrying amount, total	9,237
Accumulated depreciation	$ 683
Date acquired	Nov. 16, 2018
Kings Crossing
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 10,467
Initial cost, land and improvements	5,654
Initial cost, buildings and improvements	11,225
Costs capitalized subsequent to acquisition, carrying costs	152
Carrying amount, land and improvements	5,740
Carrying amount, buildings and improvements	11,292
Carrying amount, total	17,031
Accumulated depreciation	$ 1,200
Date acquired	Nov. 16, 2018
Lake Washington Crossing
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	4,222
Initial cost, buildings and improvements	13,553
Costs capitalized subsequent to acquisition, carrying costs	790
Carrying amount, land and improvements	4,264
Carrying amount, buildings and improvements	14,300
Carrying amount, total	18,564
Accumulated depreciation	$ 1,822
Date acquired	Nov. 16, 2018
Kipling Marketplace
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	4,020
Initial cost, buildings and improvements	10,405
Costs capitalized subsequent to acquisition, carrying costs	215
Carrying amount, land and improvements	4,056
Carrying amount, buildings and improvements	10,584
Carrying amount, total	14,640
Accumulated depreciation	$ 1,289
Date acquired	Nov. 16, 2018
MetroWest Village
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	6,841
Initial cost, buildings and improvements	15,333
Costs capitalized subsequent to acquisition, carrying costs	321
Carrying amount, land and improvements	6,933
Carrying amount, buildings and improvements	15,561
Carrying amount, total	22,495
Accumulated depreciation	$ 1,608
Date acquired	Nov. 16, 2018
Spring Cypress Village
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	9,579
Initial cost, buildings and improvements	14,567
Costs capitalized subsequent to acquisition, carrying costs	465
Carrying amount, land and improvements	9,724
Carrying amount, buildings and improvements	14,888
Carrying amount, total	24,612
Accumulated depreciation	$ 1,574
Date acquired	Nov. 16, 2018
Commonwealth Square
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 5,932
Initial cost, land and improvements	9,955
Initial cost, buildings and improvements	12,586
Costs capitalized subsequent to acquisition, carrying costs	423
Carrying amount, land and improvements	9,973
Carrying amount, buildings and improvements	12,991
Carrying amount, total	22,964
Accumulated depreciation	$ 2,000
Date acquired	Nov. 16, 2018
Point Loomis
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	4,171
Initial cost, buildings and improvements	4,901
Costs capitalized subsequent to acquisition, carrying costs	106
Carrying amount, land and improvements	4,171
Carrying amount, buildings and improvements	5,007
Carrying amount, total	9,177
Accumulated depreciation	$ 1,183
Date acquired	Nov. 16, 2018
Shasta Crossroads
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	9,598
Initial cost, buildings and improvements	18,643
Costs capitalized subsequent to acquisition, carrying costs	(3,907)
Carrying amount, land and improvements	8,330
Carrying amount, buildings and improvements	16,004
Carrying amount, total	24,334
Accumulated depreciation	$ 1,260
Date acquired	Nov. 16, 2018
Milan Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	925
Initial cost, buildings and improvements	1,974
Costs capitalized subsequent to acquisition, carrying costs	180
Carrying amount, land and improvements	930
Carrying amount, buildings and improvements	2,149
Carrying amount, total	3,079
Accumulated depreciation	$ 762
Date acquired	Nov. 16, 2018
Hilander Village
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,571
Initial cost, buildings and improvements	7,461
Costs capitalized subsequent to acquisition, carrying costs	537
Carrying amount, land and improvements	2,638
Carrying amount, buildings and improvements	7,931
Carrying amount, total	10,568
Accumulated depreciation	$ 1,377
Date acquired	Nov. 16, 2018
Laguna 99 Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	5,422
Initial cost, buildings and improvements	16,952
Costs capitalized subsequent to acquisition, carrying costs	136
Carrying amount, land and improvements	5,429
Carrying amount, buildings and improvements	17,080
Carrying amount, total	22,509
Accumulated depreciation	$ 1,640
Date acquired	Nov. 16, 2018
Southfield Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	5,612
Initial cost, buildings and improvements	13,643
Costs capitalized subsequent to acquisition, carrying costs	872
Carrying amount, land and improvements	5,866
Carrying amount, buildings and improvements	14,261
Carrying amount, total	20,127
Accumulated depreciation	$ 1,614
Date acquired	Nov. 16, 2018
Waterford Park Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	4,935
Initial cost, buildings and improvements	19,543
Costs capitalized subsequent to acquisition, carrying costs	150
Carrying amount, land and improvements	4,971
Carrying amount, buildings and improvements	19,657
Carrying amount, total	24,628
Accumulated depreciation	$ 2,062
Date acquired	Nov. 16, 2018
Colonial Promenade
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	12,403
Initial cost, buildings and improvements	22,097
Costs capitalized subsequent to acquisition, carrying costs	286
Carrying amount, land and improvements	12,436
Carrying amount, buildings and improvements	22,350
Carrying amount, total	34,786
Accumulated depreciation	$ 2,773
Date acquired	Nov. 16, 2018
Willimantic Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	3,596
Initial cost, buildings and improvements	8,859
Costs capitalized subsequent to acquisition, carrying costs	53
Carrying amount, land and improvements	3,613
Carrying amount, buildings and improvements	8,895
Carrying amount, total	12,508
Accumulated depreciation	$ 1,426
Date acquired	Nov. 16, 2018
Quivira Crossings
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	7,512
Initial cost, buildings and improvements	10,729
Costs capitalized subsequent to acquisition, carrying costs	775
Carrying amount, land and improvements	7,679
Carrying amount, buildings and improvements	11,336
Carrying amount, total	19,016
Accumulated depreciation	$ 1,514
Date acquired	Nov. 16, 2018
Spivey Junction
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	4,083
Initial cost, buildings and improvements	10,414
Costs capitalized subsequent to acquisition, carrying costs	64
Carrying amount, land and improvements	4,091
Carrying amount, buildings and improvements	10,470
Carrying amount, total	14,561
Accumulated depreciation	$ 1,156
Date acquired	Nov. 16, 2018
Plaza Farmington
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	6,322
Initial cost, buildings and improvements	9,619
Costs capitalized subsequent to acquisition, carrying costs	59
Carrying amount, land and improvements	6,371
Carrying amount, buildings and improvements	9,630
Carrying amount, total	16,000
Accumulated depreciation	$ 1,189
Date acquired	Nov. 16, 2018
Harvest Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,693
Initial cost, buildings and improvements	6,083
Costs capitalized subsequent to acquisition, carrying costs	58
Carrying amount, land and improvements	2,741
Carrying amount, buildings and improvements	6,093
Carrying amount, total	8,835
Accumulated depreciation	$ 737
Date acquired	Nov. 16, 2018
Oakhurst Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,782
Initial cost, buildings and improvements	4,506
Costs capitalized subsequent to acquisition, carrying costs	268
Carrying amount, land and improvements	2,827
Carrying amount, buildings and improvements	4,729
Carrying amount, total	7,556
Accumulated depreciation	$ 654
Date acquired	Nov. 16, 2018
Old Alabama Square
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	10,782
Initial cost, buildings and improvements	17,359
Costs capitalized subsequent to acquisition, carrying costs	961
Carrying amount, land and improvements	10,790
Carrying amount, buildings and improvements	18,313
Carrying amount, total	29,103
Accumulated depreciation	$ 1,809
Date acquired	Nov. 16, 2018
North Point Landing
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 20,061
Initial cost, land and improvements	8,040
Initial cost, buildings and improvements	28,422
Costs capitalized subsequent to acquisition, carrying costs	426
Carrying amount, land and improvements	8,152
Carrying amount, buildings and improvements	28,735
Carrying amount, total	36,887
Accumulated depreciation	$ 2,616
Date acquired	Nov. 16, 2018
Glenwood Crossing
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	4,581
Initial cost, buildings and improvements	3,922
Costs capitalized subsequent to acquisition, carrying costs	69
Carrying amount, land and improvements	4,594
Carrying amount, buildings and improvements	3,978
Carrying amount, total	8,571
Accumulated depreciation	$ 743
Date acquired	Nov. 16, 2018
Rosewick Crossing
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	8,252
Initial cost, buildings and improvements	23,507
Costs capitalized subsequent to acquisition, carrying costs	392
Carrying amount, land and improvements	8,284
Carrying amount, buildings and improvements	23,866
Carrying amount, total	32,150
Accumulated depreciation	$ 2,321
Date acquired	Nov. 16, 2018
Vineyard Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 5,248
Initial cost, land and improvements	1,753
Initial cost, buildings and improvements	6,406
Costs capitalized subsequent to acquisition, carrying costs	43
Carrying amount, land and improvements	1,767
Carrying amount, buildings and improvements	6,435
Carrying amount, total	8,202
Accumulated depreciation	$ 608
Date acquired	Nov. 16, 2018
Ocean Breeze Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	6,416
Initial cost, buildings and improvements	9,986
Costs capitalized subsequent to acquisition, carrying costs	532
Carrying amount, land and improvements	6,452
Carrying amount, buildings and improvements	10,482
Carrying amount, total	16,934
Accumulated depreciation	$ 1,177
Date acquired	Nov. 16, 2018
Central Valley Marketplace
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 15,526
Initial cost, land and improvements	6,163
Initial cost, buildings and improvements	17,535
Costs capitalized subsequent to acquisition, carrying costs	41
Carrying amount, land and improvements	6,187
Carrying amount, buildings and improvements	17,552
Carrying amount, total	23,739
Accumulated depreciation	$ 1,665
Date acquired	Nov. 16, 2018
51st & Olive Square
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,236
Initial cost, buildings and improvements	9,038
Costs capitalized subsequent to acquisition, carrying costs	80
Carrying amount, land and improvements	2,248
Carrying amount, buildings and improvements	9,107
Carrying amount, total	11,354
Accumulated depreciation	$ 996
Date acquired	Nov. 16, 2018
West Acres Shopping Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	4,866
Initial cost, buildings and improvements	5,627
Costs capitalized subsequent to acquisition, carrying costs	307
Carrying amount, land and improvements	4,980
Carrying amount, buildings and improvements	5,820
Carrying amount, total	10,800
Accumulated depreciation	$ 1,022
Date acquired	Nov. 16, 2018
Meadows on the Parkway
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	23,954
Initial cost, buildings and improvements	32,744
Costs capitalized subsequent to acquisition, carrying costs	813
Carrying amount, land and improvements	24,072
Carrying amount, buildings and improvements	33,440
Carrying amount, total	57,512
Accumulated depreciation	$ 3,141
Date acquired	Nov. 16, 2018
Wyandotte Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	5,204
Initial cost, buildings and improvements	17,566
Costs capitalized subsequent to acquisition, carrying costs	127
Carrying amount, land and improvements	5,240
Carrying amount, buildings and improvements	17,657
Carrying amount, total	22,896
Accumulated depreciation	$ 1,749
Date acquired	Nov. 16, 2018
Broadlands Marketplace
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	7,434
Initial cost, buildings and improvements	9,459
Costs capitalized subsequent to acquisition, carrying costs	183
Carrying amount, land and improvements	7,538
Carrying amount, buildings and improvements	9,538
Carrying amount, total	17,076
Accumulated depreciation	$ 1,140
Date acquired	Nov. 16, 2018
Village Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	6,051
Initial cost, buildings and improvements	26,473
Costs capitalized subsequent to acquisition, carrying costs	422
Carrying amount, land and improvements	6,114
Carrying amount, buildings and improvements	26,832
Carrying amount, total	32,946
Accumulated depreciation	$ 2,921
Date acquired	Nov. 16, 2018
Shoregate Town Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	7,152
Initial cost, buildings and improvements	16,282
Costs capitalized subsequent to acquisition, carrying costs	762
Carrying amount, land and improvements	7,174
Carrying amount, buildings and improvements	17,022
Carrying amount, total	24,196
Accumulated depreciation	$ 3,278
Date acquired	Nov. 16, 2018
Plano Market Street
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	14,837
Initial cost, buildings and improvements	33,178
Costs capitalized subsequent to acquisition, carrying costs	566
Carrying amount, land and improvements	15,099
Carrying amount, buildings and improvements	33,482
Carrying amount, total	48,581
Accumulated depreciation	$ 2,997
Date acquired	Nov. 16, 2018
Island Walk Shopping Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	8,190
Initial cost, buildings and improvements	19,992
Costs capitalized subsequent to acquisition, carrying costs	687
Carrying amount, land and improvements	8,267
Carrying amount, buildings and improvements	20,602
Carrying amount, total	28,869
Accumulated depreciation	$ 2,358
Date acquired	Nov. 16, 2018
Normandale Village
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 11,638
Initial cost, land and improvements	8,390
Initial cost, buildings and improvements	11,407
Costs capitalized subsequent to acquisition, carrying costs	898
Carrying amount, land and improvements	8,668
Carrying amount, buildings and improvements	12,028
Carrying amount, total	20,695
Accumulated depreciation	$ 1,947
Date acquired	Nov. 16, 2018
North Pointe Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	10,232
Initial cost, buildings and improvements	26,348
Costs capitalized subsequent to acquisition, carrying costs	400
Carrying amount, land and improvements	10,474
Carrying amount, buildings and improvements	26,506
Carrying amount, total	36,980
Accumulated depreciation	$ 3,377
Date acquired	Nov. 16, 2018
Palmer Town Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	7,331
Initial cost, buildings and improvements	23,525
Costs capitalized subsequent to acquisition, carrying costs	375
Carrying amount, land and improvements	7,327
Carrying amount, buildings and improvements	23,904
Carrying amount, total	31,231
Accumulated depreciation	$ 2,402
Date acquired	Nov. 16, 2018
Alico Commons
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	4,670
Initial cost, buildings and improvements	16,557
Costs capitalized subsequent to acquisition, carrying costs	491
Carrying amount, land and improvements	4,843
Carrying amount, buildings and improvements	16,875
Carrying amount, total	21,718
Accumulated depreciation	$ 1,608
Date acquired	Nov. 16, 2018
Windover Square
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 11,048
Initial cost, land and improvements	4,115
Initial cost, buildings and improvements	13,309
Costs capitalized subsequent to acquisition, carrying costs	264
Carrying amount, land and improvements	4,193
Carrying amount, buildings and improvements	13,495
Carrying amount, total	17,689
Accumulated depreciation	$ 1,312
Date acquired	Nov. 16, 2018
Rockledge Square
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	3,477
Initial cost, buildings and improvements	4,469
Costs capitalized subsequent to acquisition, carrying costs	409
Carrying amount, land and improvements	3,496
Carrying amount, buildings and improvements	4,859
Carrying amount, total	8,355
Accumulated depreciation	$ 918
Date acquired	Nov. 16, 2018
Port St. John Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	3,305
Initial cost, buildings and improvements	5,636
Costs capitalized subsequent to acquisition, carrying costs	(3,444)
Carrying amount, land and improvements	1,962
Carrying amount, buildings and improvements	3,535
Carrying amount, total	5,497
Accumulated depreciation	$ 289
Date acquired	Nov. 16, 2018
Fairfield Commons
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	8,802
Initial cost, buildings and improvements	29,946
Costs capitalized subsequent to acquisition, carrying costs	1,052
Carrying amount, land and improvements	8,810
Carrying amount, buildings and improvements	30,991
Carrying amount, total	39,800
Accumulated depreciation	$ 2,734
Date acquired	Nov. 16, 2018
Cocoa Commons
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	4,838
Initial cost, buildings and improvements	8,247
Costs capitalized subsequent to acquisition, carrying costs	583
Carrying amount, land and improvements	4,851
Carrying amount, buildings and improvements	8,817
Carrying amount, total	13,668
Accumulated depreciation	$ 1,271
Date acquired	Nov. 16, 2018
Hamilton Mill Village
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	7,059
Initial cost, buildings and improvements	9,734
Costs capitalized subsequent to acquisition, carrying costs	292
Carrying amount, land and improvements	7,087
Carrying amount, buildings and improvements	9,998
Carrying amount, total	17,085
Accumulated depreciation	$ 1,186
Date acquired	Nov. 16, 2018
Sheffield Crossing
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	8,841
Initial cost, buildings and improvements	10,232
Costs capitalized subsequent to acquisition, carrying costs	193
Carrying amount, land and improvements	9,026
Carrying amount, buildings and improvements	10,240
Carrying amount, total	19,266
Accumulated depreciation	$ 1,411
Date acquired	Nov. 16, 2018
The Shoppes at Windmill Place
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	8,186
Initial cost, buildings and improvements	16,005
Costs capitalized subsequent to acquisition, carrying costs	352
Carrying amount, land and improvements	8,194
Carrying amount, buildings and improvements	16,350
Carrying amount, total	24,544
Accumulated depreciation	$ 1,871
Date acquired	Nov. 16, 2018
Stone Gate Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 7,185
Initial cost, land and improvements	5,261
Initial cost, buildings and improvements	7,007
Costs capitalized subsequent to acquisition, carrying costs	209
Carrying amount, land and improvements	5,269
Carrying amount, buildings and improvements	7,207
Carrying amount, total	12,477
Accumulated depreciation	$ 825
Date acquired	Nov. 16, 2018
Everybody's Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,520
Initial cost, buildings and improvements	10,096
Costs capitalized subsequent to acquisition, carrying costs	268
Carrying amount, land and improvements	2,539
Carrying amount, buildings and improvements	10,345
Carrying amount, total	12,884
Accumulated depreciation	$ 978
Date acquired	Nov. 16, 2018
Lakewood City Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	1,593
Initial cost, buildings and improvements	10,308
Costs capitalized subsequent to acquisition, carrying costs	29
Carrying amount, land and improvements	1,599
Carrying amount, buildings and improvements	10,332
Carrying amount, total	11,931
Accumulated depreciation	$ 923
Date acquired	Nov. 16, 2018
Carriagetown Marketplace
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	7,084
Initial cost, buildings and improvements	15,492
Costs capitalized subsequent to acquisition, carrying costs	488
Carrying amount, land and improvements	7,092
Carrying amount, buildings and improvements	15,971
Carrying amount, total	23,064
Accumulated depreciation	$ 1,782
Date acquired	Nov. 16, 2018
Crossroads of Shakopee
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	8,869
Initial cost, buildings and improvements	20,320
Costs capitalized subsequent to acquisition, carrying costs	327
Carrying amount, land and improvements	8,933
Carrying amount, buildings and improvements	20,582
Carrying amount, total	29,515
Accumulated depreciation	$ 2,517
Date acquired	Nov. 16, 2018
Broadway Pavilion
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	8,512
Initial cost, buildings and improvements	20,427
Costs capitalized subsequent to acquisition, carrying costs	360
Carrying amount, land and improvements	8,534
Carrying amount, buildings and improvements	20,765
Carrying amount, total	29,300
Accumulated depreciation	$ 2,159
Date acquired	Nov. 16, 2018
Sanibel Beach Place
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	3,918
Initial cost, buildings and improvements	7,043
Costs capitalized subsequent to acquisition, carrying costs	647
Carrying amount, land and improvements	4,014
Carrying amount, buildings and improvements	7,594
Carrying amount, total	11,608
Accumulated depreciation	$ 995
Date acquired	Nov. 16, 2018
Shoppes at Glen Lakes
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	3,118
Initial cost, buildings and improvements	7,473
Costs capitalized subsequent to acquisition, carrying costs	431
Carrying amount, land and improvements	3,156
Carrying amount, buildings and improvements	7,866
Carrying amount, total	11,022
Accumulated depreciation	$ 892
Date acquired	Nov. 16, 2018
Bartow Marketplace
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 19,305
Initial cost, land and improvements	11,944
Initial cost, buildings and improvements	24,610
Costs capitalized subsequent to acquisition, carrying costs	288
Carrying amount, land and improvements	11,968
Carrying amount, buildings and improvements	24,874
Carrying amount, total	36,841
Accumulated depreciation	$ 3,706
Date acquired	Nov. 16, 2018
Bloomingdale Hills
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	4,384
Initial cost, buildings and improvements	5,179
Costs capitalized subsequent to acquisition, carrying costs	219
Carrying amount, land and improvements	4,389
Carrying amount, buildings and improvements	5,393
Carrying amount, total	9,783
Accumulated depreciation	$ 867
Date acquired	Nov. 16, 2018
University Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	6,402
Initial cost, buildings and improvements	9,800
Costs capitalized subsequent to acquisition, carrying costs	514
Carrying amount, land and improvements	6,410
Carrying amount, buildings and improvements	10,306
Carrying amount, total	16,716
Accumulated depreciation	$ 2,336
Date acquired	Nov. 16, 2018
McKinney Market Street
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 2,236
Initial cost, land and improvements	10,941
Initial cost, buildings and improvements	16,061
Costs capitalized subsequent to acquisition, carrying costs	1,467
Carrying amount, land and improvements	10,969
Carrying amount, buildings and improvements	17,500
Carrying amount, total	28,469
Accumulated depreciation	$ 2,034
Date acquired	Nov. 16, 2018
Montville Commons
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	12,417
Initial cost, buildings and improvements	11,091
Costs capitalized subsequent to acquisition, carrying costs	489
Carrying amount, land and improvements	12,443
Carrying amount, buildings and improvements	11,554
Carrying amount, total	23,997
Accumulated depreciation	$ 1,745
Date acquired	Nov. 16, 2018
Shaw's Plaza Raynham
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	7,769
Initial cost, buildings and improvements	26,829
Costs capitalized subsequent to acquisition, carrying costs	914
Carrying amount, land and improvements	7,789
Carrying amount, buildings and improvements	27,724
Carrying amount, total	35,512
Accumulated depreciation	$ 3,027
Date acquired	Nov. 16, 2018
Suntree Square
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 8,994
Initial cost, land and improvements	6,335
Initial cost, buildings and improvements	15,642
Costs capitalized subsequent to acquisition, carrying costs	361
Carrying amount, land and improvements	6,350
Carrying amount, buildings and improvements	15,988
Carrying amount, total	22,338
Accumulated depreciation	$ 1,625
Date acquired	Nov. 16, 2018
Green Valley Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	7,284
Initial cost, buildings and improvements	16,879
Costs capitalized subsequent to acquisition, carrying costs	221
Carrying amount, land and improvements	7,329
Carrying amount, buildings and improvements	17,056
Carrying amount, total	24,384
Accumulated depreciation	$ 1,789
Date acquired	Nov. 16, 2018
Crosscreek Village
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	3,821
Initial cost, buildings and improvements	9,604
Costs capitalized subsequent to acquisition, carrying costs	388
Carrying amount, land and improvements	3,859
Carrying amount, buildings and improvements	9,953
Carrying amount, total	13,813
Accumulated depreciation	$ 1,099
Date acquired	Nov. 16, 2018
Market Walk
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	20,679
Initial cost, buildings and improvements	31,836
Costs capitalized subsequent to acquisition, carrying costs	1,626
Carrying amount, land and improvements	20,750
Carrying amount, buildings and improvements	33,391
Carrying amount, total	54,141
Accumulated depreciation	$ 3,406
Date acquired	Nov. 16, 2018
Livonia Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	4,118
Initial cost, buildings and improvements	17,037
Costs capitalized subsequent to acquisition, carrying costs	55
Carrying amount, land and improvements	4,151
Carrying amount, buildings and improvements	17,059
Carrying amount, total	21,210
Accumulated depreciation	$ 1,867
Date acquired	Nov. 16, 2018
Franklin Centre
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 7,255
Initial cost, land and improvements	6,353
Initial cost, buildings and improvements	5,482
Costs capitalized subsequent to acquisition, carrying costs	370
Carrying amount, land and improvements	6,357
Carrying amount, buildings and improvements	5,849
Carrying amount, total	12,206
Accumulated depreciation	$ 1,491
Date acquired	Nov. 16, 2018
Plaza 23
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	11,412
Initial cost, buildings and improvements	40,144
Costs capitalized subsequent to acquisition, carrying costs	868
Carrying amount, land and improvements	11,664
Carrying amount, buildings and improvements	40,760
Carrying amount, total	52,424
Accumulated depreciation	$ 3,721
Date acquired	Nov. 16, 2018
Shorewood Crossing
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	9,468
Initial cost, buildings and improvements	20,993
Costs capitalized subsequent to acquisition, carrying costs	2,519
Carrying amount, land and improvements	9,569
Carrying amount, buildings and improvements	23,411
Carrying amount, total	32,980
Accumulated depreciation	$ 2,477
Date acquired	Nov. 16, 2018
Herndon Place
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	7,148
Initial cost, buildings and improvements	10,071
Costs capitalized subsequent to acquisition, carrying costs	(853)
Carrying amount, land and improvements	6,808
Carrying amount, buildings and improvements	9,559
Carrying amount, total	16,367
Accumulated depreciation	$ 668
Date acquired	Nov. 16, 2018
Windmill Marketplace
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,775
Initial cost, buildings and improvements	7,299
Costs capitalized subsequent to acquisition, carrying costs	(485)
Carrying amount, land and improvements	2,682
Carrying amount, buildings and improvements	6,906
Carrying amount, total	9,588
Accumulated depreciation	$ 321
Date acquired	Nov. 16, 2018
Riverlakes Village
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 13,219
Initial cost, land and improvements	8,567
Initial cost, buildings and improvements	15,242
Costs capitalized subsequent to acquisition, carrying costs	523
Carrying amount, land and improvements	8,608
Carrying amount, buildings and improvements	15,725
Carrying amount, total	24,332
Accumulated depreciation	$ 1,523
Date acquired	Nov. 16, 2018
Bells Fork
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,846
Initial cost, buildings and improvements	6,455
Costs capitalized subsequent to acquisition, carrying costs	(875)
Carrying amount, land and improvements	2,612
Carrying amount, buildings and improvements	5,815
Carrying amount, total	8,427
Accumulated depreciation	$ 0
Date acquired	Nov. 16, 2018
Evans Towne Centre
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	4,018
Initial cost, buildings and improvements	7,013
Costs capitalized subsequent to acquisition, carrying costs	191
Carrying amount, land and improvements	4,058
Carrying amount, buildings and improvements	7,163
Carrying amount, total	11,222
Accumulated depreciation	$ 923
Date acquired	Nov. 16, 2018
Mansfield Market Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	4,672
Initial cost, buildings and improvements	13,154
Costs capitalized subsequent to acquisition, carrying costs	145
Carrying amount, land and improvements	4,678
Carrying amount, buildings and improvements	13,292
Carrying amount, total	17,971
Accumulated depreciation	$ 1,241
Date acquired	Nov. 16, 2018
Ormond Beach Mall
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	4,954
Initial cost, buildings and improvements	7,006
Costs capitalized subsequent to acquisition, carrying costs	750
Carrying amount, land and improvements	5,008
Carrying amount, buildings and improvements	7,702
Carrying amount, total	12,710
Accumulated depreciation	$ 1,004
Date acquired	Nov. 16, 2018
Heritage Plaza
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 9,105
Initial cost, land and improvements	6,205
Initial cost, buildings and improvements	16,507
Costs capitalized subsequent to acquisition, carrying costs	309
Carrying amount, land and improvements	6,243
Carrying amount, buildings and improvements	16,778
Carrying amount, total	23,022
Accumulated depreciation	$ 1,718
Date acquired	Nov. 16, 2018
Mountain Crossing
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 3,736
Initial cost, land and improvements	6,602
Initial cost, buildings and improvements	6,835
Costs capitalized subsequent to acquisition, carrying costs	147
Carrying amount, land and improvements	6,650
Carrying amount, buildings and improvements	6,934
Carrying amount, total	13,585
Accumulated depreciation	$ 897
Date acquired	Nov. 16, 2018
Seville Commons
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	4,689
Initial cost, buildings and improvements	12,602
Costs capitalized subsequent to acquisition, carrying costs	858
Carrying amount, land and improvements	4,845
Carrying amount, buildings and improvements	13,304
Carrying amount, total	18,149
Accumulated depreciation	$ 1,344
Date acquired	Nov. 16, 2018
Loganville Town Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	4,922
Initial cost, buildings and improvements	6,625
Costs capitalized subsequent to acquisition, carrying costs	299
Carrying amount, land and improvements	5,027
Carrying amount, buildings and improvements	6,819
Carrying amount, total	11,846
Accumulated depreciation	$ 939
Date acquired	Nov. 16, 2018
Cinco Ranch at Market Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	5,553
Initial cost, buildings and improvements	14,063
Costs capitalized subsequent to acquisition, carrying costs	515
Carrying amount, land and improvements	5,679
Carrying amount, buildings and improvements	14,452
Carrying amount, total	20,131
Accumulated depreciation	$ 1,342
Date acquired	Dec. 12, 2018
Alameda Crossing
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 12,894
Initial cost, land and improvements	7,785
Initial cost, buildings and improvements	19,875
Costs capitalized subsequent to acquisition, carrying costs	2,148
Carrying amount, land and improvements	7,834
Carrying amount, buildings and improvements	21,974
Carrying amount, total	29,807
Accumulated depreciation	$ 2,245
Date acquired	Nov. 16, 2018
Naperville Crossings
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 25,380
Initial cost, land and improvements	15,242
Initial cost, buildings and improvements	30,881
Costs capitalized subsequent to acquisition, carrying costs	2,303
Carrying amount, land and improvements	15,852
Carrying amount, buildings and improvements	32,574
Carrying amount, total	48,426
Accumulated depreciation	$ 2,883
Date acquired	Apr. 26, 2019
Orange Grove Shopping Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	2,637
Initial cost, buildings and improvements	7,340
Costs capitalized subsequent to acquisition, carrying costs	269
Carrying amount, land and improvements	2,873
Carrying amount, buildings and improvements	7,373
Carrying amount, total	10,245
Accumulated depreciation	$ 489
Date acquired	Oct. 31, 2019
Sudbury Crossing
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	6,483
Initial cost, buildings and improvements	12,933
Costs capitalized subsequent to acquisition, carrying costs	129
Carrying amount, land and improvements	6,490
Carrying amount, buildings and improvements	13,055
Carrying amount, total	19,545
Accumulated depreciation	$ 716
Date acquired	Oct. 31, 2019
Ashburn Farm Market Center
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	14,035
Initial cost, buildings and improvements	16,648
Costs capitalized subsequent to acquisition, carrying costs	19
Carrying amount, land and improvements	14,029
Carrying amount, buildings and improvements	16,673
Carrying amount, total	30,702
Accumulated depreciation	$ 919
Date acquired	Oct. 31, 2019
Del Paso [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	5,722
Initial cost, buildings and improvements	12,242
Costs capitalized subsequent to acquisition, carrying costs	141
Carrying amount, land and improvements	5,748
Carrying amount, buildings and improvements	12,357
Carrying amount, total	18,105
Accumulated depreciation	$ 637
Date acquired	Dec. 12, 2019
Hickory Flat Commons
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	6,976
Initial cost, buildings and improvements	11,786
Costs capitalized subsequent to acquisition, carrying costs	586
Carrying amount, land and improvements	7,173
Carrying amount, buildings and improvements	12,176
Carrying amount, total	19,348
Accumulated depreciation	$ 314
Date acquired	Aug. 17, 2020
Roxborough Marketplace
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	4,105
Initial cost, buildings and improvements	12,668
Costs capitalized subsequent to acquisition, carrying costs	190
Carrying amount, land and improvements	4,105
Carrying amount, buildings and improvements	12,858
Carrying amount, total	16,963
Accumulated depreciation	$ 155
Date acquired	Oct. 05, 2020
Northlake [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 8,108
Initial cost, land and improvements	2,327
Initial cost, buildings and improvements	11,806
Costs capitalized subsequent to acquisition, carrying costs	554
Carrying amount, land and improvements	2,526
Carrying amount, buildings and improvements	12,161
Carrying amount, total	14,687
Accumulated depreciation	$ 1,760
Date acquired	Oct. 06, 2006
Corporate Segment
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 0
Initial cost, land and improvements	6
Initial cost, buildings and improvements	2,734
Costs capitalized subsequent to acquisition, carrying costs	(6,311)
Carrying amount, land and improvements	(1,570)
Carrying amount, buildings and improvements	(2,002)
Carrying amount, total	(3,572)
Accumulated depreciation	$ (11)
Date acquired
Town and Country Shopping Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 2,065
Initial cost, land and improvements	2,268
Initial cost, buildings and improvements	4,372
Costs capitalized subsequent to acquisition, carrying costs	324
Carrying amount, land and improvements	2,345
Carrying amount, buildings and improvements	4,618
Carrying amount, total	6,963
Accumulated depreciation	$ 1,051
Date acquired	Oct. 04, 2017